Form N-1A Supplement	Oct. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
VOYA MUTUAL FUNDS
Voya Multi-Manager International Equity Fund
(the “Fund”)
Supplement dated September 25, 2026
to the Fund’s Class I Shares’
Summary Prospectus and Prospectus
(together, the “Prospectuses” or the “Prospectus”) each dated February 28, 2026, as supplemented
On September 15, 2026, the Board of Trustees (the “Board”) of Voya Mutual Funds approved the following changes with respect to the Fund, effective on or about November 13, 2026: (i) changes to the Fund’s principal investment strategies, including changes to the principal risks; (ii) adding a new portfolio management team for Voya Investment Management Co. LLC. to manage a portion of the Fund’s assets; and (iii) changes to the management fee schedule, expense limitation schedule, and sub-advisory fee schedule. The Board also approved the removal of Voya Investment Management (UK) Limited as a sub- sub-adviser for the Fund, effective on or about November 16, 2026.
Effective on or about November 13, 2026, the Prospectuses are revised as follows:
1.The first eight paragraphs under the section of the Prospectuses entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. For purposes of this 80% policy, equity securities include, without limitation, common stock, preferred stock, convertible securities, depositary receipts, participatory notes and other structured notes, real estate-related securities (including real estate investment trusts (“REITs”)), trust or partnership interests, rights and warrants to buy common stock, privately placed securities, and initial public offerings (“IPOs”).
The Fund invests at least 65% of its assets in equity securities of companies organized under the laws of, or with principal offices located in, a number of different countries outside of the United States, including companies in countries in emerging markets. The Fund does not seek to focus its investments in a particular industry or country. The Fund may invest in companies of any market capitalization. The Fund may invest in derivative instruments including options, futures, swaps (primary total return swaps), and forward foreign currency exchange contracts. The Fund typically uses derivatives to seek to reduce exposure to other risks, such as interest rate or currency risk, to gain exposure to an underlying asset or reference asset without investing directly in the underlying instruments, for cash management, and/or to seek to enhance returns in the Fund.
The Fund may invest up to 15% of its assets in a broad range of U.S. dollar-denominated fixed income and income-producing debt instruments, including U.S. Government securities, investment-grade and below- investment-grade corporate debt, asset-backed securities, collateralized loan obligations (“CLOs”), commercial and residential mortgage-backed securities, agency and non-agency mortgage-backed securities, credit risk transfer securities, and short-term investments, such as cash, cash equivalents, and money market instruments. Such investments will primarily be used as part of the Fund’s limited-duration fixed income strategy (discussed below) and may also be used to support the Fund’s use of derivatives, including for collateral and liquidity management. Although the Fund may invest a portion of its assets in debt instruments rated below investment grade (sometimes referred to as “high-yield securities”, “high- yield bonds”, or “junk bonds”), the Fund’s investments in fixed income and income-producing debt instruments will seek to maintain a minimum weighted average portfolio quality rating of at least investment grade. Below investment grade refers to ratings given by NRSROs (e.g., rated Ba1 or below by Moody’s, or BB+ or below by S&P or Fitch) or, if unrated, determined by the Fund to be of comparable quality. Below investment grade debt instruments are regarded as having more speculative characteristics with respect to the payment of interest and repayment of principal. Split rated debt instruments (debt instruments that receive different ratings from two or more NRSROs) are valued as follows: if three NRSROs rate a debt instrument, the debt instrument will be considered to have the median credit rating; if two of the three NRSROs rate a debt instrument, the debt instrument will be considered to have the lower credit rating of the two provided.
The Fund invests its assets in foreign investments which are denominated in U.S. dollars, major reserve currencies and currencies of other countries and can be affected by fluctuations in exchange rates. To attempt to protect against adverse changes in currency exchange rates, the Fund may, but will not necessarily, use special techniques such as forward foreign currency exchange contracts.
The Fund may invest in other investment companies, including exchange traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder.
For purposes of satisfying its 80% policy, the Fund may also invest in derivative instruments and other investment companies that provide investment exposure to, or exposure to risk factors associated with, the types of investments included within that policy.
The Investment Adviser allocates the Fund’s assets to different sub-advisers. When selecting sub-advisers, the Investment Adviser takes into account a wide variety of factors and considerations, including among other things the investment strategy of a potential sub-adviser, its personnel, and its fit with other sub- advisers to the Fund. Among those, the Investment Adviser will typically consider the extent to which a potential sub-adviser takes into account environmental, social, and governance (“ESG”) factors as part of its investment process. ESG factors will be only one of many considerations in the Investment Adviser’s evaluation of any potential sub-adviser; the extent to which ESG factors will affect the Investment Adviser’s decision to retain a sub-adviser, if at all, will depend on the analysis and judgment of the Investment Adviser.
Acadian Asset Management LLC (“Acadian”), Lazard Asset Management LLC (“Lazard”), Voya Investment Management Co. LLC and Voya Investment Management (UK) Limited (together, “Voya IM”), and Wellington Management Company LLP (“Wellington Management”) (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide day-to-day management of designated portions, or “sleeves,” of the Fund’s portfolio. Voya IM manages two sleeves through separate investment teams, referred to below as the “Voya IM (Index Team)” and the “Voya IM (Alpha+ International Team).” The Sub-Advisers, and the separate investment teams within a Sub-Adviser that manage different sleeves, act independently of one another in making investment decisions for the assets allocated to their respective sleeves and use their own investment processes and methodologies. The Investment Adviser determines the amount of Fund assets allocated to each Sub-Adviser and each sleeve and may adjust those allocations from time to time.
Each Sub-Adviser or investment team may sell securities within its allocated sleeve for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.
The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.
2.The paragraph with the subheading “Voya IM” in the section of the Prospectuses entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
Voya IM (Index Team)
Voya IM (Index Team) invests in a portfolio of stocks that it believes have the potential to outperform the MSCI EAFE® Index over the long term. Voya IM (Index Team) uses quantitative methods, including artificial intelligence (“AI”) models, to select securities and to support portfolio trading.
To select securities, the AI model analyzes a variety of inputs, including among other things, financial, fundamental, macro, and technical characteristics. The data may include structured data (e.g., financial information) and unstructured data (e.g., press releases and news articles). The AI model seeks to identify companies whose perceived value is not reflected in the stock price by identifying persistent patterns in company data that have historically led to outperformance. Voya IM (Index Team) may also use other quantitative techniques or inputs to implement its investment strategy. Portfolio managers and analysts oversee the operation of all quantitative models to mitigate a number of risks the models might pose, including any biases or operational deficiencies in the models.
Voya IM (Alpha+ International Team)
Voya IM - Alpha+ International Team employs a strategy that seeks to provide equity exposure to the MSCI EAFE® Index through one or more total return swaps while seeking excess return through limited-duration fixed-income securities (e.g., durations typically less than one year) across various sectors. The sleeve managed by the Voya IM - Alpha+ International Team will generally hold cash to support collateral requirements associated with the total return swaps and will invest the sleeve’s remaining assets in a portfolio of fixed-income investments.
For the fixed-income portfolio, Voya IM - Alpha+ International Team develops a macroeconomic view, assesses broader market and sector risks to inform the construction of a portfolio investments. The team then adjusts the portfolio according to established ranges while looking to capitalize on shorter-term pricing opportunities. Although the fixed-income portfolio may invest across a broad range of fixed income and income-producing debt instruments, the portfolio is expected to maintain a duration of less than one year and consist primarily of U.S. dollar-denominated investment-grade securities.
3.The section of the Prospectuses entitled “Principal Risks” is amended to include the following risks:
Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory, or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Fund. In the event of a bank insolvency or failure, the Fund may be considered a general creditor of the bank, and it might lose some or all of the funds deposited with the bank. Even where it is recognized that a bank might be in danger of insolvency or failure, the Fund might not be able to withdraw or transfer its money from the bank in time to avoid any adverse effects of the insolvency or failure. Volatility in the banking system may impact the viability of banking and financial services institutions. In the event of failure of any of the financial institutions where the Fund maintains its cash and cash equivalents, there can be no assurance that the Fund would be able to access uninsured funds in a timely manner or at all and the Fund may incur losses. Any such event could adversely affect the business, liquidity, financial position and performance of the Fund.
Collateralized Loan Obligations and Other Collateralized Obligations: A collateralized loan obligation (“CLO”) is an obligation of a trust or other special purpose vehicle typically collateralized by a pool of loans, which may include senior secured and unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade, or equivalent unrated loans. CLOs may incur management fees and administration fees. The risks of investing in a CLO depend largely on the type of the collateral held in the CLO portfolio and the tranche of securities in which the Fund may invest, and can generally be summarized as a combination of economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments, and include interest rate risk, credit risk, liquidity risk, prepayment and extension risk, and the risk of default of the underlying asset, among others.
High-Yield Securities: Lower-quality securities including securities that are or have fallen below investment grade (commonly referred to as “junk bonds”) have greater credit risk and liquidity risk than higher-quality (investment grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower-quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity risk and price volatility.
Mortgage- and/or Asset-Backed Securities: Defaults on, or low credit quality or liquidity of, the underlying assets of the asset-backed (including mortgage-backed) securities may impair the value of these securities and result in losses. There may be limitations on the enforceability of any security interest or collateral granted with respect to those underlying assets, and the value of collateral may not satisfy the obligation upon default. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of debt instruments.
Municipal Obligations: The municipal securities market is volatile and can be affected significantly by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Among other risks, investments in municipal securities are subject to the risk that an issuer may delay payment, restructure its debt, or refuse to pay interest or repay principal on its debt.
Total Return Swaps: A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. If the underlying asset declines in value, that party may also be required to make payments based on the amount of the decline. Total return swaps may create long or short exposure to the underlying asset and may be used to obtain market exposure, hedge existing positions, or otherwise manage portfolio exposure. Total return swaps are particularly subject to counterparty, market, valuation, liquidity and leverage risks, and the risk that the swap may not correlate with the underlying asset or exposure as expected. Because total return swaps may provide investment exposure based on a notional amount that exceeds the Fund's initial investment, they may magnify gains and losses and increase the volatility of the Fund's returns.
4.The risk entitled “Credit” under the section of the Prospectuses entitled “Principal Risks” is deleted in its entirety and replaced with the following:
Credit: The Fund could lose money if the issuer or guarantor of a debt instrument in which the Fund invests, or the counterparty to a derivative contract the Fund entered into, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services, or otherwise) as unable or unwilling, to meet its financial obligations. Asset-backed (including mortgage-backed) securities that are not issued by U.S. government agencies may have a greater risk of default because they are not guaranteed by either the U.S. government or an agency or instrumentality of the U.S. government. The credit quality of typical asset-backed securities depends primarily on the credit quality of the underlying assets and the structural support (if any) provided to the securities.

Voya Multi-Manager International Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
VOYA MUTUAL FUNDS
Voya Multi-Manager International Equity Fund
(the “Fund”)
Supplement dated September 25, 2026
to the Fund’s Class I Shares’
Summary Prospectus and Prospectus
(together, the “Prospectuses” or the “Prospectus”) each dated February 28, 2026, as supplemented
On September 15, 2026, the Board of Trustees (the “Board”) of Voya Mutual Funds approved the following changes with respect to the Fund, effective on or about November 13, 2026: (i) changes to the Fund’s principal investment strategies, including changes to the principal risks; (ii) adding a new portfolio management team for Voya Investment Management Co. LLC. to manage a portion of the Fund’s assets; and (iii) changes to the management fee schedule, expense limitation schedule, and sub-advisory fee schedule. The Board also approved the removal of Voya Investment Management (UK) Limited as a sub- sub-adviser for the Fund, effective on or about November 16, 2026.
Effective on or about November 13, 2026, the Prospectuses are revised as follows:
1.The first eight paragraphs under the section of the Prospectuses entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. For purposes of this 80% policy, equity securities include, without limitation, common stock, preferred stock, convertible securities, depositary receipts, participatory notes and other structured notes, real estate-related securities (including real estate investment trusts (“REITs”)), trust or partnership interests, rights and warrants to buy common stock, privately placed securities, and initial public offerings (“IPOs”).
The Fund invests at least 65% of its assets in equity securities of companies organized under the laws of, or with principal offices located in, a number of different countries outside of the United States, including companies in countries in emerging markets. The Fund does not seek to focus its investments in a particular industry or country. The Fund may invest in companies of any market capitalization. The Fund may invest in derivative instruments including options, futures, swaps (primary total return swaps), and forward foreign currency exchange contracts. The Fund typically uses derivatives to seek to reduce exposure to other risks, such as interest rate or currency risk, to gain exposure to an underlying asset or reference asset without investing directly in the underlying instruments, for cash management, and/or to seek to enhance returns in the Fund.
The Fund may invest up to 15% of its assets in a broad range of U.S. dollar-denominated fixed income and income-producing debt instruments, including U.S. Government securities, investment-grade and below- investment-grade corporate debt, asset-backed securities, collateralized loan obligations (“CLOs”), commercial and residential mortgage-backed securities, agency and non-agency mortgage-backed securities, credit risk transfer securities, and short-term investments, such as cash, cash equivalents, and money market instruments. Such investments will primarily be used as part of the Fund’s limited-duration fixed income strategy (discussed below) and may also be used to support the Fund’s use of derivatives, including for collateral and liquidity management. Although the Fund may invest a portion of its assets in debt instruments rated below investment grade (sometimes referred to as “high-yield securities”, “high- yield bonds”, or “junk bonds”), the Fund’s investments in fixed income and income-producing debt instruments will seek to maintain a minimum weighted average portfolio quality rating of at least investment grade. Below investment grade refers to ratings given by NRSROs (e.g., rated Ba1 or below by Moody’s, or BB+ or below by S&P or Fitch) or, if unrated, determined by the Fund to be of comparable quality. Below investment grade debt instruments are regarded as having more speculative characteristics with respect to the payment of interest and repayment of principal. Split rated debt instruments (debt instruments that receive different ratings from two or more NRSROs) are valued as follows: if three NRSROs rate a debt instrument, the debt instrument will be considered to have the median credit rating; if two of the three NRSROs rate a debt instrument, the debt instrument will be considered to have the lower credit rating of the two provided.
The Fund invests its assets in foreign investments which are denominated in U.S. dollars, major reserve currencies and currencies of other countries and can be affected by fluctuations in exchange rates. To attempt to protect against adverse changes in currency exchange rates, the Fund may, but will not necessarily, use special techniques such as forward foreign currency exchange contracts.
The Fund may invest in other investment companies, including exchange traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder.
For purposes of satisfying its 80% policy, the Fund may also invest in derivative instruments and other investment companies that provide investment exposure to, or exposure to risk factors associated with, the types of investments included within that policy.
The Investment Adviser allocates the Fund’s assets to different sub-advisers. When selecting sub-advisers, the Investment Adviser takes into account a wide variety of factors and considerations, including among other things the investment strategy of a potential sub-adviser, its personnel, and its fit with other sub- advisers to the Fund. Among those, the Investment Adviser will typically consider the extent to which a potential sub-adviser takes into account environmental, social, and governance (“ESG”) factors as part of its investment process. ESG factors will be only one of many considerations in the Investment Adviser’s evaluation of any potential sub-adviser; the extent to which ESG factors will affect the Investment Adviser’s decision to retain a sub-adviser, if at all, will depend on the analysis and judgment of the Investment Adviser.
Acadian Asset Management LLC (“Acadian”), Lazard Asset Management LLC (“Lazard”), Voya Investment Management Co. LLC and Voya Investment Management (UK) Limited (together, “Voya IM”), and Wellington Management Company LLP (“Wellington Management”) (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide day-to-day management of designated portions, or “sleeves,” of the Fund’s portfolio. Voya IM manages two sleeves through separate investment teams, referred to below as the “Voya IM (Index Team)” and the “Voya IM (Alpha+ International Team).” The Sub-Advisers, and the separate investment teams within a Sub-Adviser that manage different sleeves, act independently of one another in making investment decisions for the assets allocated to their respective sleeves and use their own investment processes and methodologies. The Investment Adviser determines the amount of Fund assets allocated to each Sub-Adviser and each sleeve and may adjust those allocations from time to time.
Each Sub-Adviser or investment team may sell securities within its allocated sleeve for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.
The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.
2.The paragraph with the subheading “Voya IM” in the section of the Prospectuses entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
Voya IM (Index Team)
Voya IM (Index Team) invests in a portfolio of stocks that it believes have the potential to outperform the MSCI EAFE® Index over the long term. Voya IM (Index Team) uses quantitative methods, including artificial intelligence (“AI”) models, to select securities and to support portfolio trading.
To select securities, the AI model analyzes a variety of inputs, including among other things, financial, fundamental, macro, and technical characteristics. The data may include structured data (e.g., financial information) and unstructured data (e.g., press releases and news articles). The AI model seeks to identify companies whose perceived value is not reflected in the stock price by identifying persistent patterns in company data that have historically led to outperformance. Voya IM (Index Team) may also use other quantitative techniques or inputs to implement its investment strategy. Portfolio managers and analysts oversee the operation of all quantitative models to mitigate a number of risks the models might pose, including any biases or operational deficiencies in the models.
Voya IM (Alpha+ International Team)
Voya IM - Alpha+ International Team employs a strategy that seeks to provide equity exposure to the MSCI EAFE® Index through one or more total return swaps while seeking excess return through limited-duration fixed-income securities (e.g., durations typically less than one year) across various sectors. The sleeve managed by the Voya IM - Alpha+ International Team will generally hold cash to support collateral requirements associated with the total return swaps and will invest the sleeve’s remaining assets in a portfolio of fixed-income investments.
For the fixed-income portfolio, Voya IM - Alpha+ International Team develops a macroeconomic view, assesses broader market and sector risks to inform the construction of a portfolio investments. The team then adjusts the portfolio according to established ranges while looking to capitalize on shorter-term pricing opportunities. Although the fixed-income portfolio may invest across a broad range of fixed income and income-producing debt instruments, the portfolio is expected to maintain a duration of less than one year and consist primarily of U.S. dollar-denominated investment-grade securities.
3.The section of the Prospectuses entitled “Principal Risks” is amended to include the following risks:
Bank Instruments: Bank instruments include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type obligations issued by banks. Changes in economic, regulatory, or political conditions, or other events that affect the banking industry may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Fund. In the event of a bank insolvency or failure, the Fund may be considered a general creditor of the bank, and it might lose some or all of the funds deposited with the bank. Even where it is recognized that a bank might be in danger of insolvency or failure, the Fund might not be able to withdraw or transfer its money from the bank in time to avoid any adverse effects of the insolvency or failure. Volatility in the banking system may impact the viability of banking and financial services institutions. In the event of failure of any of the financial institutions where the Fund maintains its cash and cash equivalents, there can be no assurance that the Fund would be able to access uninsured funds in a timely manner or at all and the Fund may incur losses. Any such event could adversely affect the business, liquidity, financial position and performance of the Fund.
Collateralized Loan Obligations and Other Collateralized Obligations: A collateralized loan obligation (“CLO”) is an obligation of a trust or other special purpose vehicle typically collateralized by a pool of loans, which may include senior secured and unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade, or equivalent unrated loans. CLOs may incur management fees and administration fees. The risks of investing in a CLO depend largely on the type of the collateral held in the CLO portfolio and the tranche of securities in which the Fund may invest, and can generally be summarized as a combination of economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments, and include interest rate risk, credit risk, liquidity risk, prepayment and extension risk, and the risk of default of the underlying asset, among others.
High-Yield Securities: Lower-quality securities including securities that are or have fallen below investment grade (commonly referred to as “junk bonds”) have greater credit risk and liquidity risk than higher-quality (investment grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower-quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity risk and price volatility.
Mortgage- and/or Asset-Backed Securities: Defaults on, or low credit quality or liquidity of, the underlying assets of the asset-backed (including mortgage-backed) securities may impair the value of these securities and result in losses. There may be limitations on the enforceability of any security interest or collateral granted with respect to those underlying assets, and the value of collateral may not satisfy the obligation upon default. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of debt instruments.
Municipal Obligations: The municipal securities market is volatile and can be affected significantly by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Among other risks, investments in municipal securities are subject to the risk that an issuer may delay payment, restructure its debt, or refuse to pay interest or repay principal on its debt.
Total Return Swaps: A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. If the underlying asset declines in value, that party may also be required to make payments based on the amount of the decline. Total return swaps may create long or short exposure to the underlying asset and may be used to obtain market exposure, hedge existing positions, or otherwise manage portfolio exposure. Total return swaps are particularly subject to counterparty, market, valuation, liquidity and leverage risks, and the risk that the swap may not correlate with the underlying asset or exposure as expected. Because total return swaps may provide investment exposure based on a notional amount that exceeds the Fund's initial investment, they may magnify gains and losses and increase the volatility of the Fund's returns.
4.The risk entitled “Credit” under the section of the Prospectuses entitled “Principal Risks” is deleted in its entirety and replaced with the following:
Credit: The Fund could lose money if the issuer or guarantor of a debt instrument in which the Fund invests, or the counterparty to a derivative contract the Fund entered into, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services, or otherwise) as unable or unwilling, to meet its financial obligations. Asset-backed (including mortgage-backed) securities that are not issued by U.S. government agencies may have a greater risk of default because they are not guaranteed by either the U.S. government or an agency or instrumentality of the U.S. government. The credit quality of typical asset-backed securities depends primarily on the credit quality of the underlying assets and the structural support (if any) provided to the securities.